Share-Based Payment Transactions (Details) - Schedule of share options and weighted average exercise prices of share options - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Transactions (Details) - Schedule of share options and weighted average exercise prices of share options [Line Items]
Share/ADS Options outstanding at the beginning of the year	2,101,402	890,652
Share/ADS Options outstanding at the beginning of the year, Weighted average exercise price	$ 2.41	$ 3.00
Share/ADS Options granted during the year		1,282,000
Share/ADS Options granted during the year, Weighted average exercise price		$ 1.60
Share/ADS Options forfeited during the year	(1,311,402)	(18,750)
Share/ADS Options forfeited during the year, Weighted average exercise price	$ 2.50	$ 2.80
Share/ADS Options expired during the year		(52,500)
Share/ADS Options expired during the year, Weighted average exercise price		$ 3.80
Share/ADS Options outstanding at the end of the year	790,000	2,101,402
Share/ADS Options outstanding at the end of the year, Weighted average exercise price	$ 2.41	$ 2.41
Share/ADS Options exercisable at the end of the year	498,660	828,484
Share/ADS Options exercisable at the end of the year, Weighted average exercise price	$ 3.41	$ 3.41
ADSs [Member]
Share-Based Payment Transactions (Details) - Schedule of share options and weighted average exercise prices of share options [Line Items]
Share/ADS Options outstanding at the beginning of the year	15,010	6,361
Share/ADS Options outstanding at the beginning of the year, Weighted average exercise price	$ 337.40	$ 432.60
Share/ADS Options granted during the year		9,157
Share/ADS Options granted during the year, Weighted average exercise price		$ 236.60
Share/ADS Options forfeited during the year	(18,734)	(134)
Share/ADS Options forfeited during the year, Weighted average exercise price	$ 175.00	$ 392.00
Share/ADS Options expired during the year		(375)
Share/ADS Options expired during the year, Weighted average exercise price		$ 532.00
Share/ADS Options outstanding at the end of the year	11,285	15,010
Share/ADS Options outstanding at the end of the year, Weighted average exercise price	$ 168.70	$ 337.40
Share/ADS Options exercisable at the end of the year	7,120	5,918
Share/ADS Options exercisable at the end of the year, Weighted average exercise price	$ 168.70	$ 467.60